Summary Of Significant Accounting Policies (Activity In Goodwill And Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Intangible Assets [Abstract]
Goodwill, Beginning Balance	$ 72,334	$ 72,334	$ 72,334
Goodwill, Ending Balance	72,334	72,334	72,334
Core Deposit Intangibles, Beginning Balance	6,043	9,465	13,211
Core Deposit Intangibles, Amortization	(3,534)	(3,422)	(3,746)
Core Deposit Intangibles, Ending Balance	2,509	6,043	9,465
Total Goodwill and Core Deposit Intangibles, Beginning Balance	78,377	81,799	85,545
Amortization of intangibles	(3,534)	(3,422)	(3,746)
Total Goodwill and Core Deposit Intangibles, Ending Balance	$ 74,843	$ 78,377	$ 81,799